ORGANIZATION AND BUSINESS ACTIVITY	3 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS ACTIVITY

NOTE 1 – ORGANIZATION AND BUSINESS ACTIVITY

AMMO, Inc. is incorporated under the laws of Delaware. We have 100,000,000 shares of authorized Common Stock.

AMMO, Inc. is a designer, manufacturer, and seller of performance-driven, high-quality ammunition products for sale to a variety of customers. The Company’s available markets include: sport and recreational shooters, hunters, individuals seeking home or personal protection, law enforcement, military and the international markets for both defense and commercial use. To enhance the strength of our brands and drive product demand, we emphasize product innovation and technology to improve the performance, quality, and affordability of our products while providing support to our distribution channel and consumers. We sell high-end, custom, and match grade ammunition at competitive prices. We emphasize an American heritage by using predominantly American-made components in our products that are produced, inspected, and packaged at our facility in Payson, Arizona. We received a federal firearms license from the Bureau of Alcohol, Tobacco, and Explosives in February 2017, and we received renewal for our registration with the International Traffic in Arms Regulations (ITAR) in May 2018 as both a manufacturer/exporter and broker.

The accompanying unaudited consolidated financial statements and related disclosures included in this Quarterly Report on Form 10-Q have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and reflect all adjustments, which consist solely of normal recurring adjustments, needed to fairly present the financial results for these periods. Additionally, these consolidated financial statements and related disclosures are presented pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”). The accompanying financial statements should be read in conjunction with the audited financial statements and related disclosures contained in the Company’s Annual Transition Report filed with the SEC on Form 10-KT for three-month transition period ended March 31, 2018. The results for the three-month period ended June 30, 2018 are not necessarily indicative of the results that may be expected for the entire fiscal year. Accordingly, certain information and note disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been omitted pursuant to the rules and regulations of the SEC. In the opinion of management, all adjustments have been made, which consist only of normal recurring adjustments necessary for a fair statement of (a) the results of operations for the three-month periods ended June 30, 2018 and 2017, (b) the financial position at June 30, 2018 and (c) cash flows for the three-month periods ended June 30, 2018 and June 30, 2017.

NOTE 1 – ORGANIZATION AND BUSINESS ACTIVITY

We were formed under the name Retrospettiva, Inc. in November 1990 to manufacture and import textile products, including both finished garments and fabrics. We were inactive until the following series of events in December 2016 and March 2017.

On December 15, 2016, the Company’s majority shareholders sold 475,681 (11,891,976 pre-split) of their outstanding shares to Mr. Fred W. Wagenhals (“Mr. Wagenhals”) resulting in a change in control of the Company. Mr. Wagenhals was appointed as sole officer and the sole member of the Company’s Board of Directors.

The Company also approved (i) doing business in the name AMMO,Inc., (ii) a change to the Company’s OTC trading symbol to POWW, (iii) an agreement and plan of merger to re-domicile and change the Company’s state of incorporation from California to Delaware, and (iv) a 1-for-25 reverse stock split (“Reverse Split”) of the issued and outstanding shares of the common stock of the Company. As a result of the reverse split, the previous issued and outstanding shares of common stock shall represent 580,052 shares post reverse split; no shareholder was reversed below 100 shares and any and all fractional shares resulting from the reverse split were rounded up to the next whole share. All references to the outstanding stock have been retrospectively adjusted to reflect this split. These transactions were effective as of December 30, 2016.

On March 17, 2017, the Company entered into a definitive agreement with AMMO, Inc., a Delaware Corporation (PRIVCO) under which the Company acquired all of the outstanding shares of common stock of (PRIVCO). Under the terms of the Agreement, the Company issued 17,285,800 newly issued shares of common stock of the Company. In connection with this transaction the Company retired 475,681 shares of common stock and issued 500,000 shares of common stock to satisfy an issuance liability. After the acquisition, all Company operations were that of AMMO, Inc. the (PRIVCO). The acquisition was considered to be a capital transaction. The transaction was the equivalent to the issuance by AMMO, Inc. (PRIVCO) of 604,371 shares to the Company’s shareholders (PUBCO) accompanied by a recapitalization. The weighted average number of outstanding shares has been adjusted for this transaction.

AIP entered into a licensing and endorsement agreement with Jesse James, a well-known motorcycle and gun designer in October 2016, and a license and endorsement agreement with Jeff Rann, a well-known wild game hunter, guide, and spokesman for the firearm and ammunition industry, in February 2017; received a Federal Firearms License from the Bureau of Alcohol, Tobacco, and Explosives in February 2017; purchased an ammunition manufacturing facility in Payson, Arizona in March 2017; built a management team; and otherwise prepared itself to participate in the ammunition industry.